Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
38.	SUBSEQUENT EVENTS
On January 24, 2020, the Company issued the following NOs:

•	NO Series V denominated and payable in pesos, accruing interest at a variable rate (BADLAR plus 5%) with a twelve-months maturity, in a principal amount of 2,112.

•	NO Series VI denominated and payable in pesos, accruing interest at a variable rate (BADLAR plus 6%) with an eighteen-months maturity, in a principal amount of 2,150.

•	NO Series VII denominated in dollars and payable in pesos, accruing interest at a fixed rate of 5%, with a twelve-months maturity, in a principal amount of US$ 9.9 million.

•	Additional NO Series XLVI accruing interest at a variable rate (BADLAR plus 6%) maturing on 2021, in a principal amount of 4,105.
On March 4, 2020, the Company issued the following NOs:

•	NO Series VIII denominated and payable in dollars, accruing interest at a fixed rate of 5%, with a twelve-months maturity, in a principal amount of U$S 8.9 million.

•	NO Series IX denominated and payable in dollars, accruing interest at a fixed rate of 6%, with a twelve-months maturity, in a principal amount of U$S 3.9 million.

•	Additional NO Series VI accruing interest at a variable rate (BADLAR plus 6%) maturing on July 2021, in a principal amount of 2,856.

•	On April 17, 2020, the Company issued the following NOs:
- NO Series X denominated and payable in pesos, accruing interest at a variable rate (BADLAR plus 3%) with a three-months maturity, in a principal amount of 993.
- Additional NO Series III denominated and payable in pesos, accruing interest at a variable rate (BADLAR plus 6%)
maturing on December 2020, in a principal amount of 496.
Since the start of 2020, there has been a developing outbreak of COVID-19, impacting negatively on demand of refined products in those geographies where severe measures to control the virus spread were taken. Furthermore, during March recent global developments and uncertainty in crude oil supply have caused abnormally large volatility in commodity markets.
Since March 20, 2020, the Argentine Government adopted certain measures in order to protect the general population and fight the disease. These measures imposed a general restriction on the economic activity with some exceptions, which included, among others, price controls, the prohibition of dismissals without just cause and for reasons of lack or reduction of work and force majeure for a period of 60 days, general restriction on displacement during certain periods in Argentina, general travel restrictions, suspension of visas, nation-wide lockdowns, closing of public and private institutions, suspension of sporting events, restrictions to the operation of museums and tourist attractions and extension of holidays. Since the implementation of such measures, the demand of gasoline and diesel has decreased approximately 70% and 40% respectively, as average on a daily basis compared with demand in previous days to the measures, affecting the results of operations and cash flows of the Group.
As of the date of these financial statements, due to uncertainties inherent to the scale and duration of these developments it is not reasonably possible to estimate the final negative impact this pandemic will have in the world economy and its financial markets, in the Argentinean economy, and consequently in the results of operations, cash flows and financial position of the Group.
As of the date of issuance of these consolidated financial statements, there are no other significant subsequent events that require adjustments or disclosure in the financial statements of the Group as of December 31, 2019, or their description in note to these consolidated financial statements, which were not already considered in such consolidated financial statements according to IFRS.
The consolidated financial statements as of December 31, 2019, presented for regulatory purposes before the CNV,

have been approved
by
the Board of Director’s meeting and authorized to be issued on March 5, 2020, and will be considered by the next annual shareholders’ meeting. These consolidated financial statements, which comprise those presented before the CNV on March 5, 2020, and an update of Note 38 – “Subsequent events” and the inclusion of Note 39 – “Supplemental information on oil and gas producing activities (unaudited)”, have been approved by Management on April 24, 2020.